RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 15, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues		$ 2,261	$ 12,059	$ 22,474	$ 206,161
Accrued payroll-officers		216,750		209,750	68,000
License cost		113	603	1,124	10,308
Forgivness of debt					14,000
Remaining of debt		720			720
Direct costs of revenue		$ 0	$ 8,509	$ 8,509	211,031
Gain on settlement of vendor obligations					$ (14,000)
Common stock shares issued		1,211,495,162		1,211,495,162	770,883,062
Vendor supplied consulting services [Member]
Licensing fees as a percentage of sales					5.00%
Debt Agreement [Member]
Gain on settlement of vendor obligations					$ (9,143)
Mann [Member]
Shares issued in settlement of accounts payable, Amount					$ 40,654
Shares issued in settlement of accounts payable, Shares					15,057,143
Conversion of accrued payroll into common stock shares					$ 52,700
Contributed capital					12,046
Mann [Member] | In May [Member] | Series A Preferred Stock [Member]
Compensation cost					45,000
Compensation paid					3,750
Shares issued in settlement of accounts payable, Amount					30,857
Advance from related party						$ 40,000
Compensation balance outstanding					41,250	$ 40,000
Common stock shares issued						11,428,571
Price per share						$ 0.0035
share balance outstanding						$ 40,000
Total obligations balance					$ 40,000
Accrued compensation				$ 60,000
Advisory agreement, description	The Advisory Agreement provides for MANN’s continued and ongoing advisory services to the Company for nine (9) months and with automatic nine (9) months renewals unless terminated per the agreement. MANN is to receive $5,000 per month and 20,000 shares of common stock per month. Mann is still currently still engaged with the company, and serves as Executive Vice President as well as Director, as noted above.
Chief Executive Officers' [Member]
Preferred stock shares issued					748,429
Compensation cost		$ 170,000		170,000
Compensation paid				129,500	$ 102,000
Compensation outstanding				$ 108,500	$ 68,000